Financial Assets and Financial Liabilities	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Financial Assets and Financial Liabilities
12	Financial Assets and Financial Liabilities
12.1	Capital Risk Management

The objective of the capital management of BioNTech is primarily designed to finance the Group’s growth strategy.

The Group’s controlling committee reviews the total amount of cash of the Group on a weekly basis. As part of this review, the committee considers the total cash and cash equivalents, the cash outflow, currency translation differences and refinancing activities. The Group monitors cash using a burn rate. The cash burn rate is defined as the average monthly net cash flow from operating and investing activities during a financial year.

(in thousands)	December 31, 2019	December 31, 2018
Cash and cash equivalents at banks and on hand	€519,149	€411,495
Total	€519,149	€411,495

In meeting its financing objectives, the Group negotiates and enters into research cooperation agreements. In general, the aim is to maximize the financial resources available for further research and development projects.

BioNTech is not subject to externally imposed capital requirements. The objectives of BioNTech’s capital management were achieved in the reporting year.

No changes were made in the objectives, policies or processes for managing cash during the years ended December 31, 2019 and December 31, 2018.

12.2	Categories of Financial Instruments

Financial assets at amortized cost

(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Other financial assets and receivables	1,680	354
Total	€13,593	€19,292
Total current	13,593	19,273
Total non-current	-	18

Financial liabilities: Financial liabilities at amortized cost (including interest-bearing loans and borrowings)

(in thousands)	Maturity	December 31, 2019	December 31, 2018
Trade payables		€19,909	€41,721
Lease liabilities		56,683	50,752
2.15% € 10,000,000 secured bank loan	12/30/2027	9,000	4,000
2.08% € 9,450,000 secured bank loan	09/30/2028	7,600	1,600
Other financial liabilities		11,551	6,132
Total		€104,743	€104,205
Total current		35,699	49,987
Total non-current		69,044	54,218

2.15% Secured Loan

The loan is secured by a lien over land and buildings with a carrying value of k€10,000 as at December 31, 2019 (December 31, 2018: k€10,000). Additionally, the loan is secured by a permanent guarantee (Höchstbetragsbürgschaft) of the Company to the bank to the amount of k€10,000. The loan is repayable in equal quarterly instalments of k€312.5 commencing on March 31, 2020. As at December 31, 2019, the undrawn available amount is k€1,000.

2.08% Bank Loan

The loan is secured by a lien over land and buildings to the amount of k€9,450. Additionally, the loan is secured by a permanent guarantee (Höchstbetragbürgschaft) of the Company to the bank to the amount of k€9,450 as at December 31, 2019 (December 31, 2018: k€9,450). The loan is repayable by quarterly instalments of k€286.4 commencing on September 30, 2020. As at December 31, 2019, the available undrawn amount of k€1,850 will be drawn on a predetermined date.

12.3	Fair Values

Fair values of cash and cash equivalents, trade receivables, trade payables and other current liabilities approximate their carrying amounts largely due to the short-term maturities of these instruments.

The liabilities include two fixed-interest rate loans. The fair value of the two fixed-interest rate loans is calculated based on significant observable inputs (Level 2). As of December 31, 2019 and December 31, 2018, the carrying value approximates their fair values as there have been no significant changes in relevant interest rates since inception of the respective loans.

12.4	Financial Instruments Risk Management Objectives and Policies

The Group’s financial liabilities comprise of bank loans, lease liabilities, trade and other payables. The main purpose of these financial liabilities is to enable the Group’s operations. The Group’s principal financial assets include mainly cash and trade receivables that derive directly from its operations.

The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks.

The controlling committee provides assurance to the Group’s senior management that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with the Group’s policies and risk objectives. The Board of Directors reviews and agrees policies for managing each of these risks, which are summarized below.

12.5	Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk comprises of three types of risk: interest risk, foreign currency risk and other price risk. Financial instruments affected by market risk include cash and cash equivalents. Interest risk as well as other price risk are not considered as risks for the Group.

The sensitivity analysis in the following sections relate to the position as at December 31, 2019 and December 31, 2018.

There were no material changes in the Group’s market risk exposures or changes in the way risk was managed and valued during the periods.

Foreign Currency Risk

Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign currency rates relates primarily to the Group’s operating activities (when revenue or expense is denominated in a foreign currency).

In order to reduce exchange rate risk, BioNTech makes every effort to generate expenses and income in the same functional currency. The Group does not hedge exchange rate risks.

The carrying amount of the monetary assets (the Group’s cash and cash equivalents) of BioNTech denominated in foreign currencies at the dates indicated are as follows:

(in thousands)	December 31, 2019	December 31, 2018
USD Bank accounts	€213,913	€176,376
Total	€213,913	€176,376

The following tables demonstrate the sensitivity to a reasonably possible change in USD exchange rates, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets. The Group’s exposure to foreign currency changes for all other currencies is not material.

	1 € =	Closing rate		Average rate
Currency	Country	2019	2018	2019	2018
USD	United States	1.1234	1.1450	1.1195	1.1810

(in thousands)	Change in USD rate	Effect on loss before tax	Effect on pre-tax equity
2019	+5%	€(10,186)	€(10,186)
2019	-5%	€11,259	€11,259
2018	+5%	€(8,399)	€(8,399)
2018	-5%	€9,283	€9,283

12.6	Credit Risk Management

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities, including deposits with banks and financial institutions, foreign exchange transactions and trade accounts receivable.

Trade Receivables and Contract Assets

The Group’s exposure to credit risk of trade receivables and contract assets is primarily on transactions with corporate customers in the biopharma/biotech industry that operate in Germany or in the United States. An analysis of the aging of receivables and the creditworthiness of customers is used to evaluate this risk at each reporting date. The Group follows risk control procedures to assess the credit quality of the customers taking into account their financial position, past experience and other factors. The compliance with credit limits by corporate customers is regularly monitored by management.

The credit risk on trade receivables and contract assets is very low as the customer portfolio of BioNTech mainly consists of medical universities, other public institutions and peers in the biopharma industry, which all have a very high credit rating and the group has not incurred bad debt expense. BioNTech does not expect that its customer portfolio will change.

Generally, trade receivables are written off if past due for more than one year and are not subject to enforcement activity. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 12.2. The Group does not hold collateral as security.

Cash Deposits

Credit risk from balances with banks and financial institutions is managed by the Group’s controlling department in accordance with the Group’s policy. Investments of surplus funds are made only with banks.

Credit risk stemming from cash and deposits is very low.

The Group’s maximum exposure to credit risk for the components of the statements of financial position at December 31, 2019 and December 31, 2018 are the carrying amounts as illustrated in Note 12.1.

12.7	Liquidity Risk

Generally, BioNTech has relied on the financing from shareholders and collaborators in order to ensure sufficient liquidity. Lack of external financial support could pose a risk of going concern. The liquidity management of BioNTech ensures the availability of cash and cash equivalents for operational activities and further investments through appropriate budget planning. In addition, a sufficient level of cash and cash equivalents, which is managed centrally, is always maintained to finance the operational activities.

The Group monitors liquidity risks using a liquidity planning tool.

Ultimately, the responsibility for liquidity risk management lies with the management, which has established an appropriate approach to managing short-, medium- and long-term financing and liquidity requirements. BioNTech manages liquidity risks by holding appropriate reserves, as well as by monitoring forecasted and actual cash flows and reconciling the maturity profiles of financial assets and liabilities.

Risk Concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

In order to avoid concentrations of risk, the Group’s policies and procedures include specific guidelines to focus on the maintenance of an effective diversification in the sources of funding and distribution of cash deposits. Identified concentrations of credit risks are controlled and managed accordingly.

The maturity profile of the Group’s financial liabilities based on contractual undiscounted payments is summarized as follows:

Year ended December 31, 2019
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	€2,220	€10,693	€8,355	€21,268
Trade and other payables	€20,498	-	-	€20,498
Lease liabilities	€5,176	€17,882	€55,852	€78,910
Other financial liabilities	€10,351	-	-	€10,351
Total	€38,245	€28,575	€64,207	€131,027

Year ended December 31, 2018
(in thousands)	Less than 1 year	1 to 5 years	More than 5 years	Total
Interest bearing loans and borrowings	-	€5,600	-	€5,600
Trade and other payables	41,721	-	-	41,721
Lease liabilities	3,822	13,346	56,524	73,692
Other financial liabilities	6,132	-	-	6,132
Total	€51,675	€18,946	€56,524	€127,145

12.8	Changes in Liabilities arising from Financing Activities

Year ended December 31, 2019
(in thousands)	January 1, 2019	Cash flows	New leases and disposals	Reclassification	December 31, 2019
Current obligations under lease contracts	€2,134	€(3,061)	€1,484	€2,928	€3,485
Non-current obligations under lease contracts	48,618	-	8,437	(2,928)	54,127
Interest-bearing loans and borrowings	5,600	11,000	-	-	16,600
Total	€56,352	€7,939	€9,921	-	€74,212

Year ended December 31, 2018
(in thousands)	January 1, 2018	Cash flows	New leases and disposals	Reclassification	December 31, 2018
Current obligations under lease contracts	€1,832	€(2,126)	€296	€2,132	€2,134
Non-current obligations under lease contracts	50,349	-	401	(2,132)	48,618
Interest-bearing loans and borrowings	-	5,600	-	-	5,600
Total	€52,182	€3,474	€697	-	€56,352